Investment Strategy	Dec. 31, 2024
LVIP Macquarie High Yield Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
Nomura Corporate Research and Asset Management Inc. (“NCRAM” or the “Sub‑Adviser”) serves as Sub‑Adviser to the Fund. The Sub‑Adviser is responsible for the day‑to‑day management of the Fund’s assets.

Under normal market conditions, the Fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality.

Types of high-yield securities the Fund may invest in include: bank loans in the form of assignments or participations; payment‑in‑kind securities; deferred payment securities; and fixed, variable, and floating rate obligations. The Fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities.

Bank loans include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically these loans hold a senior position in the borrower’s capital structure, they have interest rates that reset frequently, and they may be secured by the borrower’s assets or they may be unsecured. The Fund may invest up to 20% of its net assets in bank loan investments.

Deferred payment securities are zero‑coupon securities that convert on a specified date to interest bearing debt securities. On this date, the stated coupon rate becomes effective and interest is paid at regular intervals.

The Fund may invest in fixed-income instruments of foreign issuers, including emerging market issuers. Generally, the Fund invests in U.S. dollar denominated securities, however, the Fund may invest in Securities denominated in foreign currencies.

The Fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities. The fund may also invest in short-term money market instruments and U.S. government securities.

To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.